Reconciliation of the cash, cash equivalents and restricted cash balances - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Statement of Cash Flows [Abstract]
Cash and cash equivalents	$ 1,739,056	$ 380,801	$ 471,057	$ 495,287
Restricted Cash, Current	26,239	5,076	3,175	3,223
Total cash, cash equivalents and restricted cash	$ 1,765,295	$ 385,877	$ 474,232	$ 498,510